PARNASSUS INCOME FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

Parnassus Income Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon
Parnassus Income Funds
1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

PARNASSUS EQUITY INCOME FUND

Portfolio of Investments as of March 31, 2011 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Alternative Energy
353,285	First Solar Inc. 1, 3	1.5%	$56,822,359

	Chemicals
500,000	Praxair Inc.	1.3%	$50,800,000

	Communications Equipment
2,750,000	QUALCOMM Inc.	3.9%	$150,782,500

	Computers
2,500,000	Hewlett-Packard Company	2.6%	$102,425,000

	Consulting Services
2,600,000	Accenture PLC	3.7%	$142,922,000

	Cosmetics & Personal Care
2,000,000	Procter & Gamble Co.	3.2%	$123,200,000

	Data Processing
3,500,000	Paychex Inc.	2.8%	$109,760,000

	Financial Services
4,500,000	Bank of New York Mellon Corp.		$134,415,000
3,850,000	JPMorgan Chase & Co.		177,485,000
490,000	MasterCard Inc.		123,342,800
1,454,956	Royal Bank of Canada 3		90,163,623
2,150,000	SEI Investments Co.		51,342,000
1,275,000	Wells Fargo & Co.		40,417,500
		15.8%	$617,165,923

	Food Products
1,924,300	McCormick & Co.		$92,039,269
3,495,643	Sysco Corp.		96,829,311
		4.8%	$188,868,580

	Footwear
1,150,000	Nike Inc.	2.2%	$87,055,000

	Home Products
1,080,000	WD-40 Co.	1.2%	$45,727,200

	Industrial Manufacturing
1,335,000	Cooper Industries PLC		$86,641,500
1,275,000	Pentair Inc.		48,182,250
2,575,000	Teleflex Inc.		149,298,500
		7.3%	$284,122,250

	Insurance
1,090,000	Aflac Inc.	1.5%	$57,530,200

	Internet
150,000	Google Inc. 1	2.3%	$87,931,500

	Machinery
500,000	Deere & Co.		$48,445,000
900,000	IDEX Corp.		39,285,000
		2.2%	$87,730,000

	Medical Equipment
1,500,000	Gen-Probe Inc. 1	2.5%	$99,525,000

	Natural Gas
3,500,000	Energen Corp.		$220,920,000
5,195,000	MDU Resources Group Inc.		119,329,150
1,750,000	Spectra Energy Corp.		47,565,000
		9.9%	$387,814,150

	Networking Products
8,925,000	Cisco Systems Inc.	3.9%	$153,063,750

	Oil & Gas
200,133	Apache Corp.		$26,201,412
550,024	Devon Energy Corp.		50,475,702
3,260,000	Plains Exploration & Production Co. 1		118,109,800
2,750,000	W&T Offshore Inc. 3		62,672,500
		6.6%	$257,459,414

	Pharmaceuticals
500,000	Gilead Sciences Inc. 1		$21,220,000
1,310,197	Teva Pharmaceutical Industries Ltd. (ADR)		65,732,583
475,092	Valeant Pharmaceuticals International Inc. 1		23,664,333
		2.8%	$110,616,916

	Professional Services
1,249,500	Iron Mountain Inc.	1.0%	$39,021,885

	Semiconductors
4,000,000	Intel Corp.	2.1%	$80,680,000

	Software
3,000,000	Microsoft Corp.		$76,080,000
1,540,309	VeriSign Inc. 1		55,774,589
		3.4%	$131,854,589

	Utility & Power Distribution
1,175,807	AGL Resources Inc.		$46,844,151
1,000,000	Black Hills Corp. 3		33,440,000
847,396	Northwest Natural Gas Co.		39,090,377
3,732,565	Questar Corp.		65,133,259
		4.7%	$184,507,787

	Waste Management
4,850,000	Waste Management Inc.	4.6%	$181,099,003

	Total investment in equities
	(cost $3,158,855,532)	97.8%	$3,818,485,006

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Certificates of Deposit 2
100,000	Community Bank of the Bay 0.75%, matures 08/24/2011		$98,400
250,000	Community Trust Credit Union 1.31%, matures 12/03/2011		243,261
		0.0%	$341,661

	Certificate of Deposit Account Registry Service 2
500,000	CDARS agreement with Community Bank of the Bay,
	dated 10/21/2010, matures 10/20/2011, 0.50%
	Participating depository institutions:
	Access National Bank, par 236,500;
	The PrivateBank & Trust Company, par 27,000;
	Western National Bank, par 236,500;
	(cost $488,847)		$488,847
500,000	CDARS agreement with Community Bank of the Bay,
	dated 12/09/2010, matures 12/08/2011, 0.50%
	Participating depository institutions:
	First Place Bank, par 18,000;
	Flagstar Bank FSB, par 241,000;
	Univest National Bank & Trust Co., par 241,000;
	(cost $486,209)		486,209
500,000	CDARS agreement with Community Bank of the Bay,
	dated 01/27/2011, matures 01/26/2012, 0.40%
	Participating depository institutions:
	The Huntington National Bank, par 49,500;
	The Park National Bank, par 241,000;
	The PrivateBank & Trust Company, par 209,500;
	(cost $483,462)		483,462
500,000	CDARS agreement with Community Bank of the Bay,
	dated 02/10/2011, matures 02/09/2012, 0.40%
	Participating depository institutions:
	Arvest Bank, par 238,500;
	Banco Popular de Puerto Rico, par 23,000;
	United Community Bank, par 238,500;
	(cost $482,748)		482,748
		0.1%	$1,941,266

	Community Development Loans 2
100,000	Boston Community Loan Fund 1.00%, matures 06/30/2011		$98,505
500,000	MicroVest I, LP Note 2.75%, matures 09/15/2011		486,386
1,000,000	MicroVest I, LP Note 3.00%, matures 10/15/2011		967,451
1,000,000	MicroVest I, LP Note 2.75%, matures 12/15/2011		957,424
100,000	New Hampshire Community Loan 1.00%, matures 08/31/2011		97,485
200,000	Root Capital Loan Fund 1.50%, matures 01/25/2012		190,170
100,000	Vermont Community Loan Fund 1.50%, matures 04/15/2011		99,754
		0.1%	$2,897,175

	Time Deposits
58,249,612	BBH Cash Management Service
	HSBC Bank, Grand Cayman, 0.03%, due 04/01/2011	1.5%	$58,249,612

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
46,704,693	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.04%	1.2%	$46,704,693

	Total short-term securities
	(cost $110,134,407)	2.9%	$110,134,407

	Total securities
	(cost $3,268,989,939)	100.7%	$3,928,619,413

	Payable upon return of securities loaned	-1.2%	$(46,704,693)

	Other assets and liabilities – net	0.5%	$21,044,516

	Total net assets	100.0%	$3,902,959,236

	1 This security is non-income producing.

	2 Market value adjustments have been applied
	to these securities to reflect early withdrawal.

	3 This security, or partial position of this security,
	was on loan at March 31, 2011.

	The total value of the securities on loan at
	March 31, 2011 was $45,741,790.

	Fund holdings will vary over time.

	Industry classifications are unaudited.

	Fund shares are not FDIC insured.

The portfolio of investments as of March 31, 2011 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At March 31, 2011, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Equity Income Fund

Cost of long-term investments	$3,165,153,163
Unrealized appreciation	$694,644,578
Unrealized depreciation	(41,312,735)

Net unrealized appreciation	$653,331,843

The Funds follow accounting standards codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1 - quoted prices in active markets for identical investments, Level 2 – other significant observable inputs (including quoted prices for similar investments) and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted FASB issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of March 31, 2011, that are valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$87,055,000	$-	$-	$87,055,000
Consumer Staples	357,795,780	-	-	357,795,780
Energy	305,024,415	-	-	305,024,415
Financials	551,353,323	-	-	551,353,323
Health Care	359,440,416	-	-	359,440,416
Industrials	442,674,635	-	-	442,674,635
Information Technology	1,139,584,498	-	-	1,139,584,498
Materials	50,800,000	-	-	50,800,000
Utilities	524,756,939	-	-	524,756,939
Short-Term Investments	104,954,305	-	5,180,102	110,134,407
Total	$3,923,439,311	$-	$5,180,102	$3,928,619,413

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of March 31, 2011.

	Certificates of Deposit
	Community Loans
Balance as of December 31, 2010	$5,179,362
Discounts/premiums amortization	740
Net purchases (sales)	-
Balance as of March 31, 2011	$5,180,102

PARNASSUS FIXED - INCOME FUND

Portfolio of Investments as of March 31, 2011 (unaudited)

Principal Amount $	Convertible Bonds	Percent of Net Assets	Market Value

	Financial Services
2,000,000	NASDAQ OMX Group Inc. Notes, 2.50%, due 08/15/2013	1.1%	$1,980,000

	Healthcare Services
1,000,000	Hologic Inc. Notes, 2.00%, due 12/15/2037	0.5%	$965,000

	Semiconductors
1,000,000	Intel Corp. Notes, 2.95%, due 12/15/2035	0.6%	$1,028,750

	Telecommunications Services
2,000,000	NII Holdings Inc. Notes, 3.13%, due 06/15/2012	1.1%	$2,010,000

	Total investment in convertible bonds (cost $5,555,694)	3.3%	$5,983,750

Principal Amount $	Corporate Bonds	Percent of Net Assets	Market Value

	Air Transportation
1,730,640	Southwest Air 07-1 Trust Notes, 6.15%, due 08/01/2022	1.0%	$1,877,744

	Biotechnology
3,000,000	Genentech Inc. Notes, 4.75%, due 07/15/2015		$3,263,226
3,000,000	Genzyme Corp. Notes, 3.63%, due 06/15/2015		3,116,520
2,000,000	Gilead Sciences Inc. Notes, 4.50%, due 04/01/2021		1,976,230
		4.6%	$8,355,976

	Chemicals
2,500,000	Praxair Inc. Notes, 4.38%, due 03/31/2014		$2,679,533
3,000,000	Praxair Inc. Notes, 4.50%, due 08/15/2019		3,124,800
		3.2%	$5,804,333

	Computers
2,000,000	International Business Machines Corp. Notes, 6.50%, due 10/15/2013	1.2%	$2,251,820

	Cosmetics & Personal Care
2,000,000	Procter & Gamble Co. Notes, 4.95%, due 08/15/2014		$2,217,978
500,000	Procter & Gamble Co. Notes, 3.50%, due 02/15/2015		526,124
		1.5%	$2,744,102

	Data Processing
2,000,000	Fiserv Inc. Notes, 3.13%, due 10/01/2015	1.1%	$1,990,458

	Financial Services
2,000,000	Charles Schwab Corp. Notes, 4.95%, due 06/01/2014		$2,173,206
2,000,000	JPMorgan Chase & Co. Notes, 5.15%, due 10/01/2015		2,142,412
2,000,000	Wells Fargo & Co. Notes, 3.00%, due 12/09/2011		2,037,416
		3.5%	$6,353,034

	Insurance
2,000,000	Aflac Inc. Notes, 8.50%, due 05/15/2019	1.3%	$2,417,742

	Networking Products
2,800,000	Cisco Systems Inc. Notes, 5.50%, due 02/22/2016	1.8%	$3,143,899

	Retail
1,493,000	Target Corp. Notes, 5.13%, due 01/15/2013		$1,598,485
3,500,000	TJX Cos., Inc. Notes, 4.20%, due 08/15/2015		3,723,248
		2.9%	$5,321,733

	Software
2,000,000	Adobe Systems Inc. Notes, 3.25%, due 02/01/2015		$2,043,468
2,000,000	Intuit Inc. Notes, 5.75%, due 03/15/2017		2,189,752
		2.4%	$4,233,220

	Transportation
2,000,000	Burlington Northern Santa Fe Corp. Notes, 5.65%, due 05/01/2017		$2,226,974
2,000,000	Burlington Northern Santa Fe Corp. Notes, 4.70%, due 10/01/2019		2,088,208
		2.4%	$4,315,182

	Utility & Power Distribution
2,000,000	AGL Capital Corp. Notes, 5.25%, due 08/15/2019	1.2%	$2,106,120

	Waste Management
3,000,000	Waste Management Inc. Notes, 6.38%, due 03/11/2015		$3,399,942
2,000,000	Waste Management Inc. Notes, 7.13%, due 12/15/2017		2,320,928
		3.2%	$5,720,870

	Total investment in corporate bonds
	(cost $53,489,441)	31.3%	$56,636,233

Principal Amount $	U.S. Government Treasury Bonds	Percent of Net Assets	Market Value

	U.S. Government Treasury Bonds
1,000,000	U.S. Treasury 1.50%, due 07/15/2012		$1,013,672
4,000,000	U.S. Treasury 1.75%, due 04/15/2013		4,075,640
4,500,000	U.S. Treasury 1.13%, due 06/15/2013		4,522,140
4,500,000	U.S. Treasury 3.13%, due 09/30/2013		4,733,438
5,000,000	U.S. Treasury 2.00%, due 11/30/2013		5,116,015
6,000,000	U.S. Treasury 2.63%, due 06/30/2014		6,235,314
3,000,000	U.S. Treasury 4.25%, due 08/15/2014		3,280,547
6,000,000	U.S. Treasury 2.38%, due 09/30/2014		6,172,968
6,000,000	U.S. Treasury 2.50%, due 04/30/2015		6,163,596
3,000,000	U.S. Treasury 2.13%, due 05/31/2015		3,032,820
6,000,000	U.S. Treasury 1.88%, due 06/30/2015		5,996,718
6,000,000	U.S. Treasury 3.00%, due 09/30/2016		6,180,468
5,000,000	U.S. Treasury 3.13%, due 10/31/2016		5,176,170
5,000,000	U.S. Treasury 3.13%, due 04/30/2017		5,139,060
4,000,000	U.S. Treasury 2.75%, due 05/31/2017		4,020,312
3,500,000	U.S. Treasury 2.50%, due 06/30/2017		3,462,813
4,000,000	U.S. Treasury 3.75%, due 11/15/2018		4,202,500
2,000,000	U.S. Treasury 3.63%, due 08/15/2019		2,067,500
4,000,000	U.S. Treasury 3.38%, due 11/15/2019		4,043,752
3,000,000	U.S. Treasury 3.63%, due 02/15/2020		3,081,564
3,000,000	U.S. Treasury 3.50%, due 05/15/2020		3,040,560
2,000,000	U.S. Treasury 4.38%, due 05/15/2040		1,955,320
2,397,740	U.S. Treasury (TIPS) 1.88%, due 07/15/2013		2,593,494
1,051,040	U.S. Treasury (TIPS) 1.63%, due 01/15/2018		1,136,437
2,102,080	U.S. Treasury (TIPS) 1.75%, due 01/15/2028		2,142,480

	Total investment in U.S. government treasury bonds
	(cost $98,489,349)	54.4%	$98,585,298

	Total investment in long-term securities
	(cost $157,534,484)	89.0%	$161,205,281

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Community Development Loans 2
1,000,000	MicroVest I, LP Note 2.75%, matures 01/15/2012	0.5%	$952,493

	Time Deposits
17,988,924	BBH Cash Management Service
	HSBC Bank, Grand Cayman, 0.03%, due 04/01/2011	9.9%	$17,988,924

	Total short-term securities
	(cost $18,941,417)	10.4%	$18,941,417

	Total securities
	(cost $176,475,901)	99.4%	$180,146,698

	Other assets and liabilities - net	0.6%	$1,031,323

	Total net assets	100.0%	$181,178,021

	2 Market value adjustments have been applied
	to these securities to reflect early withdrawal.

	Fund holdings will vary over time.

	Industry classifications are unaudited.

	Fund shares are not FDIC insured.

The portfolio of investments as of March 31, 2011 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At March 31, 2011, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:
Parnassus
Fixed-Income Fund

Cost of long-term investments	$157,534,484
Unrealized appreciation	$4,605,298
Unrealized depreciation	(934,501)

Net unrealized appreciation	$3,670,797

The Funds follow accounting standards codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted FASB issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of March 31, 2011, that are valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$-	$5,983,750	$-	$5,983,750
Corporate Bonds	-	56,636,232	-	56,636,232
U.S. Government Treasury Bonds	-	98,585,299	-	98,585,299
Short-Term Investments	17,988,924	-	952,493	18,941,417
Total	$17,988,924	$161,205,281	$952,493	$180,146,698

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of March 31, 2011.

	Community Loans
Balance as of December 31, 2010	$997,697
Discounts/premiums amortization	(45,204)
Net purchases (sales)	-
Balance as of March 31, 2011	$952,493

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Income Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 17, 2011

By:	/s/ Marc C. Mahon

Marc C. Mahon Principal Financial Officer

Date:	May 17, 2011